Income Tax Credit - Additional Information (Details) - GBP (£) £ in Millions			12 Months Ended
	Apr. 01, 2020	Sep. 06, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized			£ 57.5	£ 46.4	£ 62.1
Temporary differences on share based compensation arrangements			9.9	14.2	38.9
Cumulative carry forward tax losses			£ 47.6	£ 32.2	£ 23.2
U.K. [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%	19.00%	19.00%
Applicable tax rate initially declared	17.00%	17.00%